Income taxes (Income Tax Expense) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes [Abstract]
CIT tax expense	$ 48,523,618	$ 20,791,855	$ 68,625,597
Land Appreciation Tax ("LAT") expense	23,223,407	(3,771,248)	36,727,785
Deferred tax (benefit)/expense	(19,235,707)	13,537,011	(21,693,532)
Actual income tax expense	$ 52,511,318	$ 30,557,618	$ 83,659,850